SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Preferred shares Series D [Abstract]
Series D Convertible Stock	$ 12,000,000	$ 12,000,000	$ 6,000,000
Series D Convertible Preferred Stock Dividend Rate Per Annum	6.00%	6.00%
Series D Convertible Preferred Stock Mandatory Convertion Scheme	30 months after the issuance, at a price per share of common stock equal to $10.00	30 months after the issuance, at a price per share of common stock equal to $10.00
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option	prior to the scheduled maturity date at a price of $7.00 per share of common stock	prior to the scheduled maturity date at a price of $7.00 per share of common stock
Series D Convertible Stock Redemption Scheme	18 months after the issuance, at par payable at up to 12 equal quarterly installments	18 months after the issuance, at par payable at up to 12 equal quarterly installments
Vessels, net [Abstract]
Scrap Value per Lightweight Ton		360	285
Depreciation decrease due to scrap rate estimation	$ (548,000)	$ (1,231,000)
Depreciation decrease due to scrap rate estimation per share	$ (0.01)	$ (0.02)
Vessels Estimated Usefull Life		25 years